Valuation and Qualifying Accounts and Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014		May 31, 2013		May 31, 2012
Allowance for Doubtful Accounts, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period	$ 28,904		$ 26,507		$ 27,597
Charged to Selling, General and Administrative	7,618		9,799		5,811
(Deductions) Additions	(8,881)	[1]	(7,402)	[1]	(6,901)	[1]
Balance at End of Period	27,641		28,904		26,507
Accrued product liability reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period	15,582		11,736		12,973
Charged to Selling, General and Administrative	3,186		5,499		6,221
Acquisitions (Disposals) of Businesses and Reclassifications					(699)	[2]
(Deductions) Additions	(8,179)	[3]	(1,653)	[3]	(6,759)	[3]
Balance at End of Period	10,589		15,582		11,736
Accrued loss reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period	3,418		3,580		4,357
Charged to Selling, General and Administrative	275		195		(310)
Acquisitions (Disposals) of Businesses and Reclassifications	494	[2]	227	[2]	1,316
(Deductions) Additions	(1,456)	[3]	(584)	[3]	(1,783)	[3]
Balance at End of Period	2,731		3,418		3,580
Accrued warranty reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period	29,489		28,592		27,873
Charged to Selling, General and Administrative	4,968		7,653		178
Acquisitions (Disposals) of Businesses and Reclassifications					699	[2]
(Deductions) Additions	(4,804)	[3]	(6,756)	[3]	(158)	[3]
Balance at End of Period	29,653		29,489		28,592
Accrued environmental reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period	3,274		3,952		4,693
Charged to Selling, General and Administrative			(60)		(631)
Acquisitions (Disposals) of Businesses and Reclassifications	(494)	[2]	(227)	[2]
(Deductions) Additions	(775)	[3]	(391)	[3]	(110)	[3]
Balance at End of Period	$ 2,005		$ 3,274		$ 3,952

[1]	Uncollectible accounts written off, net of recoveries
[2]	Primarily transfers between current and noncurrent
[3]	Primarily claims paid during the year, net of insurance contributions